Income Taxes (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Jun. 30, 2019	Jun. 30, 2018
Income Taxes (Textual)
Valuation allowance of assets		$ 4,375,000	$ (235,000)
Federal tax credit carryforwards		$ 1,230,000
Net operating loss carryforwards, description		The Company had Federal, New York State and New York City net operating loss (NOL) carryforwards of approximately $64,546,000 $60,892,000 and $60,509,000, which begin expiring in 2027, 2032 and 2032, respectively.
Tax credit carryforward, expiring date		Jun. 30, 2028
Federal tax rate		21.00%	27.50%
Deferred tax assets	$ 6,197,000
Maximum [Member]
Income Taxes (Textual)
Federal tax rate	34.00%
Minimum [Member]
Income Taxes (Textual)
Federal tax rate	21.00%